                                                  Filed pursuant to Rule 497(c)
                                                  for File No. 333-30919

                                     [Logo]

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Cohen & Steers Equity Income Fund, Inc. (the 'Fund') Inc. is a non-diversified, open-end management investment company that seeks to achieve high current income through investment in real estate securities. Capital appreciation is a secondary objective. Under normal circumstances, the Fund will invest at least
65% of its total assets in the equity securities of real estate companies. Up to
  35% of the Fund's total assets may be invested in debt securities issued or guaranteed by real estate companies. The Fund may also invest in options, financial futures and currency contracts. There can be no assurance that the
Fund will achieve its investment objectives. Cohen & Steers Capital Management,
         Inc. serves as investment adviser to the Fund (the 'Adviser').

  This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated March 1, 1998, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and telephone number printed on the back cover of this prospectus.

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               INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND
                        RETAIN IT FOR FUTURE REFERENCE.
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The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Fund's shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the
           Federal Reserve Board or any other agency. Shares of the Fund involve investment risks, including the
                        possible loss of principal.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
      SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
        COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COM-
          MISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
            THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
              ANY REPRESENTATION TO THE CONTRARY IS A
                            CRIMINAL OFFENSE.

                                 MARCH 1, 1998
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FEE TABLE

Shareholder Transaction Expenses

                                        CLASS A            CLASS B              CLASS C
                                        -------    ------------------------  --------------
Maximum sales charge on purchases (as
   a percentage of offering price)....    4.50%(1)            0%                   0%
Maximum sales load imposed on
   reinvested dividends (and other
   distributions).....................       0%               0%                   0%
Maximum deferred sales load (as a
   percentage of original purchase
   price or redemption proceeds,
   whichever is lower)................       0%(2)      5% in 1st year       1% in 1st year
                                                        4% in 2nd year
                                                   3% in 3rd and 4th years
                                                        2% in 5th year
                                                        1% in 6th year
                                                      None thereafter(3)

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(1) Sales charges are reduced for large purchases.

(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

(3) Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the 8th anniversary of the purchase date.

Annual Fund Operating Expenses (as a percentage of average net assets)
----------------------------------------------------------------------

                                                                       CLASS A   CLASS B   CLASS C
                                                                       -------   -------   -------

Management fees......................................................    0.75%     0.75%     0.75%
Rule 12b-1 fees*.....................................................    0.25%     0.75%**   0.75%
Service fees.........................................................    0.10%     0.25%     0.25%
Other expenses'D'....................................................    0.40%     0.40%     0.40%
                                                                       -------   -------   -------
Total fund operating expenses........................................    1.50%     2.15%     2.15%

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 * 12b-1 expenses may not exceed 0.25% per annum of the average net assets attributable to the Class A shares or 0.75% per annum of the average net assets attributable to the Class B and Class C shares. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

** Until conversion which occurs automatically at the end of the month which precedes the 8th anniversary of the purchase date.

 'D' After reimbursement of expenses.

Example
------
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                                                    1 YEAR   3 YEARS
                                                                                    ------   -------

Class A...........................................................................   $ 60      $91
Class B
      Assumes redemption at end of period.........................................   $ 72      $98
      Assumes no redemption at end of period......................................   $ 22      $68
Class C...........................................................................   $ 32      $68

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The assumption in the Example of a 5% annual return is required by regulations of the Securities and Exchange Commission (the 'Commission') applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares. 'Other Expenses' are based on estimated amounts for the Fund's current fiscal year.

The Adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses) to an annual rate of 1.50% of the average net assets of the Fund attributable to the Class A shares, 2.15% of the average net assets of the Fund attributable to the Class B shares, and 2.15% of the average net assets of the Fund attributable to the Class C shares until December 31, 1998. As long as these temporary expense limitations continue, they may lower the expenses and increase the total return attributable to each class of shares. After December 31, 1998, the expense limitation on any or all classes of shares may be terminated or revised at any time, at which time the expenses of such class may increase and its total return may be reduced depending on the total assets of the Fund attributable to such class. Without the expense reimbursement, it is estimated that the total operating expenses for the current fiscal year for the Class A, Class B and Class C shares of the Fund would have amounted to 2.21%, 2.86% and 2.86%, respectively, of the Fund's average net assets attributable to such class for the period. During the fiscal period ended December 31, 1997, with respect to the Class A shares, the Adviser reimbursed expenses amounting to 1.99% (annualized) of the average net assets of the Fund attributable to the Class A shares. Without such reimbursement, 'Total Fund Operating Expenses' for the Class A shares would have been 3.49% annualized.

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FINANCIAL HIGHLIGHTS

The following information, which relates to the Class A shares of the Fund for the period from September 2, 1997 (commencement of operations) to December 31, 1997, has been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon appears in the Statement of Additional Information. Further information concerning investment performance is contained in the Fund's annual report to shareholders, which is available without charge. The Fund did not begin offering Class B and Class C shares until January 6, 1998.
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PER SHARE OPERATING PERFORMANCE

Period Ended December 31,                                                                     1997*
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Net asset value, beginning of period.....................................................   $    11.46
                                                                                            ----------
Income from investment operations
     Net investment income...............................................................         0.25
     Net realized and unrealized gains on investments....................................         0.83
                                                                                            ----------
           Total from investment operations..............................................         1.08
                                                                                            ----------
Less distributions from:
     Net investment income...............................................................        (0.17)
     Realized gain on investment.........................................................        (0.03)
     Tax return of capital...............................................................        (0.02)
                                                                                            ----------
           Total distributions...........................................................        (0.22)
                                                                                            ----------
Net asset value, end of period...........................................................   $    12.32
                                                                                            ----------
                                                                                            ----------
Total investment return..................................................................         9.46%
                                                                                            ----------
                                                                                            ----------
Ratios/Supplemental Data:
     Net assets, end of period (in millions).............................................   $   34.622
                                                                                            ----------
                                                                                            ----------
     Ratio of expenses to average net assets.............................................         1.50%**'D'
                                                                                            ----------
                                                                                            ----------
     Ratio of net investment income to average net assets................................        11.46%**'D'
                                                                                            ----------
                                                                                            ----------
     Portfolio turnover rate.............................................................        87.20%*
                                                                                            ----------
                                                                                            ----------

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 * For the period September 2, 1997 (commencement of operations) to December 31, 1997.

** Annualized.

 'D' The Adviser and/or the administrator did not impose a portion of their fees for the periods indicated. If these fees had been incurred by the Fund, the ratios would have been:

Ratios (to average daily net assets):
     Expenses............................................................    3.49%**
                                                                            -----
                                                                            -----
     Net investment income...............................................    9.47%**
                                                                            -----
                                                                            -----

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INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is to achieve high current income through investment in real estate securities. Capital appreciation is a secondary objective. There can be no assurance that the Fund's investment objectives will be achieved. The Fund's investment objectives cannot be changed without the approval of a majority of its outstanding voting securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of real estate companies. Such equity securities will consist of (i) common shares (including shares and units of beneficial interest of REITs), (ii) rights or warrants to purchase common shares, (iii) securities convertible into common shares where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value, and (iv) preferred shares.

For purposes of the Fund's investment policies, a 'real estate company' is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets in such real estate. With the exception of REITs, most real estate companies do not pay dividends at the higher end of the range for common stocks as a group. The Fund's investment adviser, however, anticipates that the Fund's equity investments in real estate companies will primarily be in securities that do pay high dividends relative to the stock market as a whole.

Up to 35% of the Fund's total assets may be invested in debt securities issued or guaranteed by real estate companies. The Fund may also invest in options, financial futures and currency contracts. When, in the judgment of the Adviser, market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and policies and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company.

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REAL ESTATE INVESTMENT TRUSTS

The Fund is authorized to invest without limit in the equity securities of real estate investment trusts or 'REITs.' A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, and which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the 'Code'). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 95% or more of its otherwise taxable income.

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DEBT SECURITIES

The Fund may invest a maximum of 35% of its total assets in investment grade and non-investment grade debt securities of companies, including real estate industry companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc. ('Moody's') or lower than BBB by Standard and Poor's Corporation ('S&P')) are sometimes referred to as 'high yield' or 'junk' bonds. Investors should consider the following risks associated with high yield, high risk securities before investing in the Fund.

High yield securities may be regarded as speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities. See Appendix A for additional information about the classifications of investment grade and non-investment grade debt and preferred stocks.

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RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest a maximum of 15% of its net assets in restricted securities (securities which are not registered or which are not deemed to be readily marketable) and all other illiquid securities, including repurchase agreements with maturities of more than seven days. Securities that may be resold without registration pursuant to Rule 144A may be treated as liquid for these purposes, subject to the supervision and oversight of, and in accordance with guidelines established by, the Board of Directors to determine whether there is a readily available market for such securities. Illiquid securities may include securities issued by certain REITs or other real estate companies that are not listed on a major stock exchange, options sold in the over-the-counter market, and forward foreign currency contracts which are not exchange traded.

Restricted or non-registered securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.

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FOREIGN SECURITIES

The Fund may invest up to 15% of total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. The Fund may be subject to additional investment risks for these securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws may not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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CASH RESERVES

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in United States Government securities. Repurchase agreements usually have a short duration, often less than one week. In entering into the repurchase agreement for the Fund, the investment adviser will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's or S&P's, certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds.

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RISK FACTORS

The risks related to the particular types of securities in which the Fund may invest and the investment techniques which it may use are discussed in the preceding sections describing those securities and techniques. In addition, the following general investment risks should be considered.

Because the Fund will be concentrated in the real estate industry, the Fund may be subject to the risks associated with the direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants and an increase in interest rates. The value of securities of companies which service the real estate business sector may also be affected by such risks. Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in many different industries.

Because the Fund may invest a substantial portion of its assets in REITs, the Fund may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and/or by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In certain cases, the organizational documents of a REIT may grant the REIT's sponsors the right to exercise control over the operations of the REIT notwithstanding their minority share ownership; a conflict of interest (for example, the desire to postpone certain taxable events) could influence such sponsors to not act in the best interests of the REIT's shareholders. Many REITs are subject in their organizational documents to various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT's shares or otherwise may not be in the best interests of the REIT's shareholders. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the Fund's price per share will vary based upon general market conditions. There is no assurance that the investment objectives of the Fund can be achieved, and the value of your investment as a shareholder upon redemption may be more or less than the purchase price.

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NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

The Fund is classified as a 'non-diversified' investment company under the Investment Company Act of 1940 (the '1940 Act'), which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Code, which generally will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See 'Taxation.' To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

To the extent that the Fund is less diversified, it may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment adviser, investment considerations warrant such action. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs.

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INVESTMENT TECHNIQUES

The Fund is authorized to use the following investment techniques, subject to the accompanying restrictions. Although these techniques or strategies are used regularly by some investment companies, the investment adviser expects that the Fund's use of these techniques will not be routine and will be limited to special situations.

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OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are listed on a national securities or commodities exchange. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains collateral consisting of cash or liquid portfolio securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

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FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

The Fund may use financial futures contracts and related options for 'bona fide hedging purposes,' as such term is defined in applicable regulations of the Commodity Futures Trading Commission. The Fund will also be authorized to enter into such contracts and options for nonhedging purposes, for example, to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of the transactions if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance of the Fund than if the Fund had not entered into any futures transactions.

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FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ('forward contracts') to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Fund will enter into forward contracts under the following circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to 'lock in' the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when it is believed that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The second investment practice is generally referred to as 'cross-hedging.' The Fund's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

The Fund will not enter into forward foreign currency contracts if, as a result, the Fund will have more than 15% of the value of its net assets committed to the consummation of such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities.

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RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS

Options, futures, and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.

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SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.

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MANAGEMENT OF THE FUND
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BOARD OF DIRECTORS

The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Adviser and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors. The Directors and officers of the Fund and their principal occupations are set forth below.

Robert H. Steers, Director, Chairman and Secretary, is the Chairman and one of the principals of Cohen & Steers Capital Management, Inc. ('Cohen & Steers' or the 'Adviser').

Martin Cohen, Director, President and Treasurer, is the President and one of the principals of the Adviser.

Gregory C. Clark, Director, is the principal of Wellspring Management Group.

George Grossman, Director, is an attorney at law in private practice.

Jeffrey H. Lynford, Director, is Chairman of Wellsford Group, Inc. and of Wellsford Real Properties, Inc.

Willard H. Smith Jr., Director, is a board member of several REIT companies.

Elizabeth O. Reagan, Vice President, is a Senior Vice President of the Adviser.

Adam Derechin, Vice President and Assistant Treasurer, is a Vice President of the Adviser.

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THE ADVISER

Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Board of Directors of the Fund. Cohen & Steers, a registered investment adviser, was formed in 1986 and is the leading U.S. manager of portfolios dedicated to investments in real estate investment trusts ('REITs'). Its current clients include pension plans, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies, and Cohen &

Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., both of which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities. Its principal officers include Robert H. Steers, Chairman; and Martin Cohen, President. Mr. Cohen and Mr. Steers are, and have been since the formation of the Adviser, responsible for the day-to-day management of the Fund's portfolio. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Adviser on the basis of their ownership of the Adviser's stock.

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INVESTMENT ADVISORY AGREEMENT

Pursuant to an investment advisory agreement (the 'Advisory Agreement') the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Adviser also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of the Fund. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund. The Adviser provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Adviser. Under the Advisory Agreement, the Fund pays the Adviser a monthly management fee in an amount equal to 1/12th of 0.75% of the average daily net assets of the Fund. This fee is higher than that incurred by most other investment companies.

In addition to the payments to the Adviser under the Advisory Agreement described above, the Fund pays certain other costs of its operations including
(a) custody, transfer and dividend disbursing expenses, (b) fees of Directors who are not affiliated with the Adviser, (c) legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing the Fund's prospectuses and shareholder reports, (f) costs of maintaining the Fund's existence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities, and (j) upon the approval of the Board of Directors, costs of personnel of the Adviser or its affiliates rendering clerical, accounting and other office services. For the fiscal year ended December 31, 1997, the Fund's expenses attributable to the Class A shares, including the management fee, equaled 1.50% (annualized) of the Fund's average net assets attributable to the Class A shares (net of reimbursements equivalent to 1.99% (annualized) of average net assets attributable to the Class A shares).

--------------------------------------------------------------------------------
Year 2000

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, the Distributor or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the 'Year 2000 Problem.' The Adviser and the Distributor are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and the Adviser is taking steps to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.

--------------------------------------------------------------------------------
ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser has also entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Adviser performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including the prospectus and statement of additional information, for the purpose of filings with the Securities and Exchange Commission and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the custodian and transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Adviser has caused the Fund to retain Chase Manhattan Bank ('Chase') as sub-administrator under a mutual fund services agreement (the 'Mutual Fund Services Agreement'). Under the Mutual Fund Services Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including determining the Fund's net asset value and preparing such figures for publication, maintaining certain of the Fund's books and records that are not maintained by the Adviser, custodian or transfer agent, preparing financial information for the Fund's income tax returns, proxy statements, quarterly and annual shareholders reports, and Commission filings, and responding to shareholder inquiries. The Adviser remains responsible for monitoring and overseeing the performance by Chase in regards to its obligations to the Fund under its agreement with the Fund, subject to the overall authority of the Fund's Board of Directors.

Under the terms of the Mutual Fund Services Agreement, the Fund pays Chase a monthly fee at the annual rate of 0.08% on the first $500 million of the Fund's average daily net assets and at lower rates on net assets in excess of that amount. Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108, a wholly-owned subsidiary of Chase, has been retained by

Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'

--------------------------------------------------------------------------------
DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 'Distribution Plan'). Under the Distribution Plan, the Fund may pay Cohen & Steers Securities, Inc., the Fund's principal underwriter ('CSSI'), a quarterly distribution-related fee at an annual rate not to exceed 0.25% of the average daily value of the Fund's net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund's net assets attributable to the Class B and Class C shares. CSSI is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of CSSI. Payments received with respect to Class B shares may be used for these purposes. CSSI bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by CSSI in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE PLAN

The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the Fund's transfer agent. For these services, the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class B and Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

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DETERMINATION OF NET ASSET VALUE

Net asset value per share of each Class will be determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in the Fund's investments to affect the net asset value, as of the scheduled close of trading on the New York Stock Exchange (currently 4:00 p.m.) by adding the market value of all securities in the Fund's portfolio and other assets attributable to that Class, subtracting liabilities attributable to that Class (incurred or accrued) and dividing by the total number of the shares of such Class then outstanding.

For purposes of determining the net asset value of each Class of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

--------------------------------------------------------------------------------
SALES CHARGES
--------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES

The Fund currently offers three classes of shares: Class A, Class B and Class C. Each class has its own cost structure.

Class A shares are sold to investors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing fees. Class B shares are sold to investors choosing to pay no initial load, a higher distribution fee and a contingent deferred sales charge with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years. Investors may elect to purchase Class C shares, however, if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in the Fund.

Investors who expect to maintain their investment for an extended period of time might choose to purchase Class A shares because over time the accumulated continuing distribution fees of Class B and Class C shares may exceed the initial sales load and lower on-going fee of Class A shares. This consideration must be weighed against the fact that the amount invested in the Fund will be reduced by the initial sales load on Class A shares deducted at the time of purchase. Furthermore, the distribution fees on Class B and Class C shares will be offset to the extent any return is realized on the additional funds initially invested therein that would have been equal to the amount of the initial sales load on Class A shares.

Investors who qualify for reduced initial sales loads might also choose to purchase Class A shares because the sales load deducted at the time of purchase would be waived. However, investors should consider the effect of the 1% contingent deferred sales charge imposed on shares on which the initial sales load was waived because the amount of Class A shares purchased was $1,000,000 or more. In addition, Class B shares will be converted automatically to Class A shares after a period of approximately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Investors should bear in mind that total asset based sales charges (i.e., the higher continuing distribution fee plus the contingent deferred sales charge) on Class B shares that are redeemed may exceed the total asset based sales charges that would be payable on the same amount of Class A or Class C shares, particularly if the Class B shares are redeemed shortly after purchase or if the investor qualifies for a reduced sales load on the Class A shares.

Investors should understand that the purpose and function of the initial sales loads (and deferred sales charges, when applicable) with respect to Class A shares is the same as those of the deferred sales charges and higher distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund.

Class B and Class C shares are subject to the same ongoing distribution fees but Class C shares are subject to a contingent deferred sales charge for a shorter period of time (one year as opposed to six years) than Class B shares. However, unlike Class C shares, Class B shares automatically convert to Class A shares, which are subject to lower ongoing fees.

The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution and other expenses of each class. Class B and Class C shares bear higher distribution fees, which will cause the Class B and Class C shares to pay lower dividends than the Class A shares.

Although Class C shareholders are subject to a shorter contingent deferred sales charge period at a lower rate, they forgo the Class B automatic conversion feature, making their investment subject to higher distribution fees for an indefinite period of time. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

Dealers and agents may receive different compensation for selling Class A, Class B or Class C shares.

--------------------------------------------------------------------------------
CLASS A SHARES -- INITIAL SALES CHARGE

An initial sales charge may apply, as described below, when purchasing Class A shares of the Fund. Sales charges may be reduced for large purchases as indicated below.

                                                                       SALES CHARGE AS         DEALER
                                                                       A PERCENTAGE OF       CONCESSION
                                                                   -----------------------    AS % OF
                                                                   OFFERING    NET AMOUNT     OFFERING
INVESTMENT AMOUNT                                                    PRICE      INVESTED       PRICE
-----------------------------------------------------------------  ---------   -----------   ----------
Less than $100,000...............................................      4.50%        4.71%        4.00%
$100,000 but less than $250,000..................................      3.75%        3.90%        3.25%
$250,000 but less than $500,000..................................      2.75%        2.83%        2.50%
$500,000 but less than $1 million................................      2.25%        2.30%        2.00%
$1 million or more and certain other investments described
   below.........................................................  see below    see below    see below

Investments of $1 million or more are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY CLASS A ACCOUNTS OF $1 MILLION OR MORE. A dealer concession of up to 1% may be paid by CSSI on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the Fund and Cohen & Steers are not subject to a sales charge. (see 'Sales at Net Asset Value,' below).

REDUCING THE SALES CHARGE. As shown in the table above, the size of the total investment in the Class A shares of the Fund will affect the sales charge. Described below are several methods to reduce the applicable sales charge. In order to obtain a reduction in the sales charge, an investor must notify, at the time of purchase, his dealer, the transfer agent or CSSI of the applicability of one of the following:

Rights of Aggregation. The investment schedule above applies to the total amount being invested by any 'person,' which term includes an individual, his spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any United States bank or investment adviser purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares of the Fund may be purchased at a reduced sales charge by a 'person' (as defined above) who is already a shareholder by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his dealer, the transfer agent or CSSI at the time of purchase that he wishes to take advantage of such entitlement, and give the numbers of his account, and those accounts held in the name of his spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the 'Letter') set forth in the Subscription Agreement or on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his dealer, the transfer agent or CSSI that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor's purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value (i.e., without a sales charge) (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client,
(iii) to investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisers and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker, agent, investment adviser or financial institution, and (v) to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and 'rabbi trusts.' Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the Fund, the Adviser, CSSI, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons. The Fund may also issue Class A shares at net asset value in connection with the acquisition of, or merger or consolidation with, another investment company.

                                     [Logo]

                             SUBSCRIPTION AGREEMENT

MAILING INSTRUCTIONS:

1. Complete Subscription Agreement

2. Make check payable to 'Cohen & Steers Equity Income Fund'

3. Mail Subscription Agreement and check to: Cohen & Steers Equity Income Fund, Inc.
                                             c/o Chase Global Funds Services
                                             Company
                                             P.O. Box 2798
                                             Boston, MA 02208

FOR ASSISTANCE PLEASE CALL: (800) 437-9912

--------------------------------------------------------------------------------
 COHEN & STEERS EQUITY INCOME FUND, INC.

--------------------------------------------------------------------------------

 1  ACCOUNT TYPE (Please print; indicate only one registration type)
[ ]        INDIVIDUAL OR JOINT ACCOUNT

                                                                                    -      -
           ------------------------------------------------------------     ______________________
           Name                                                             Social Security Number


           ------------------------------------------------------------
           Name of Joint Registrant, if any.
           (For joint registrations, the account registrants will be joint tenants with the right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.)

[ ]        TRUST [ ] CORPORATION [ ] PARTNERSHIP [ ] OTHER ENTITY

                                                                                            -
           -------------------------------------------------------------              _________________________
           Name of Entity                                                             Tax Identification Number

           -------------------------------------------------------------              ---------------------------
           Name of Trust Agreement (if applicable)                                    Date of Trust Agreement (if
                                                                                      applicable)
[ ]        UNIFORM GIFT TO MINORS, OR    [ ]  UNIFORM TRANSFER TO MINORS (where allowed by Law)

           -------------------------------------------------------------              Under the _______ (state of residence
           Name of Adult Custodian (only one permitted)                               of minor) Uniform Gifts/Transfer to
                                                                                      Minor's Act

                                                                                              -     -
           -------------------------------------------------------------              ______________________________
           Name of Minor (only one permitted)                                         Minor's Social Security Number

------------------------------------------------------------------------------------------------------------------
 2  MAILING ADDRESS
                                                                                      (    )
           -------------------------------------------------------------              --------------------------
           Street or P.O. Box                                                         Home Telephone Number

                                                                                      (    )
           -------------------------------------------------------------              --------------------------
           City and State                            Zip Code                         Business Telephone Number


------------------------------------------------------------------------------------------------------------------
 3  INVESTMENT INFORMATION
           CLASS OF SHARES (please check one:)   [ ] A    [ ] B    [ ] C
           (Class A purchased if no box checked)

           $_______________ Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by
           (please check one):
             [ ] Check or draft made payable to 'Cohen & Steers Equity Income Fund, Inc.'
             [ ] Wire through the Federal Reserve System.* _________________________________
                                                             Wire Reference Control Number
           * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain a Wire Reference Control Number.

------------------------------------------------------------------------------------------------------------------
 4  AUTOMATIC INVESTMENT PLAN
           The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund's
           Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

           Please debit $_______________ from my checking account beginning on _____________*.
                                                                                 (Month)

           Please debit my account on (check one): [ ] 1st of Month   [ ] 15th of Month

           *To initiate the Automatic Investment Plan, Section 9 of this Subscription Agreement must be completed.

------------------------------------------------------------------------------------------------------------------
 5  REDUCED SALES CHARGE (CLASS A ONLY)
    RIGHTS OF AGGREGATION OR ACCUMULATION
             [ ] I apply for Rights of Aggregation reduced sales charges based on the following accounts:

             [ ] I apply for Rights of Accumulation reduced sales charges based on the following accounts:

           Account Name                                                     Social Security Number
           1.                                                                      -       -
           --------------------------------------------------------------   _________________________
           2.                                                                      -       -
           --------------------------------------------------------------   ________________________
           3.                                                                      -       -
           --------------------------------------------------------------   ________________________
           LETTER OF INTENT

             [ ] I am already investing under an existing Letter of Intent.

             [ ] I agree to the Letter of Intent provisions in the Fund's current prospectus. During a 12 month period, I
             plan to invest a dollar amount of at least: [ ] $100,000    [ ] $250,000   [ ] $500,000   [ ]   $1,000,000

           NET ASSET VALUE PURCHASE

             [ ] I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the
                 Prospectus.

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 6  EXCHANGE PRIVILEGES
           Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds should consult the Exchange Privilege section of the Prospectus. (Note:
           If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

             [ ] I decline the exchange privilege.

------------------------------------------------------------------------------------------------------------------
 7  REDEMPTION PRIVILEGES
           Shareholders may select the following redemption privileges by checking the box(es) below. See REDEMPTION OF
           SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

             [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

             [ ] I wish to have redemption proceeds paid by wire (please complete Section 9).

------------------------------------------------------------------------------------------------------------------
 8  DISTRIBUTION OPTIONS
           Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

           Dividends           [ ] Pay in cash.          [ ] Reinvest.
           Capital Gains       [ ] Pay in cash.          [ ] Reinvest.
           [ ] I wish to have my distributions paid by wire (please complete Section 9).

------------------------------------------------------------------------------------------------------------------
 9  BANK OF RECORD (FOR WIRE INSTRUCTIONS AND /OR THE AUTOMATIC INVESTMENT PLAN)
           PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

           --------------------------------------------------------------------     -------------------
           Bank Name                                                                Bank ABA Number

           --------------------------------------------------------------------     -------------------
           Street or P.O. Box                                                       Bank Account Number

           --------------------------------------------------------------------     -------------------
           City and State                                 Zip Code                  Account Name

------------------------------------------------------------------------------------------------------------------
 10  SIGNATURE AND TAXPAYER CERTIFICATION
           By signing this form, the Investor represents and warrants that: (a) the Investor has the full right, power and authority to invest in the Fund; and (b) the Investor has received a current prospectus of the Fund and agrees to be bound by its terms. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or designated officer of the organization may certify the authority of the persons signing on the space provided below). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal
           Deposit Insurance Corporation, a trust company or a member of a national securities exchange.
           PLEASE CHECK ONE:
           [ ] U.S. CITIZEN/TAXPAYER
           UNDER THE PENALTIES OF PERJURY, THE UNDERSIGNED CERTIFIES THAT: (1) THE TAXPAYER IDENTIFICATION NUMBER PROVIDED
           IS CORRECT, AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (a) I/WE ARE EXEMPT FROM BACKUP
           WITHHOLDING, OR (b) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I/WE ARE SUBJECT TO
           BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (c) THE IRS HAS NOTIFIED ME
           THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE
           CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OF DIVIDENDS ON YOUR TAX RETURN, YOU
           MUST CROSS OUT ITEM 2 ABOVE.
           [ ] NON U.S. CITIZEN/TAXPAYER (FORM W-8 ATTACHED)
           INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES ___________________________________________
           UNDER PENALTY OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS AND I/WE ARE EXEMPT FOREIGN PERSONS AS
           DEFINED BY THE IRS. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
           CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

           I certify that (1) the information provided on this Subscription Agreement is true, correct and complete, (2) I have read the prospectus for the Fund and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

           x                                                        x
           -----------------------------------------   ----------   ---------------------------------------    -----------
           Signature (Owner, Trustee, Etc.)               Date      Signature (Joint Owner, Co-Trustee)            Date

------------------------------------------------------------------------------------------------------------------
   FOR AUTHORIZED DEALER USE ONLY
           We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of
           Intent, Rights of Accumulation or Rights of Aggregation. If the Subscription Agreement includes a Telephone
           Redemption Privilege, we guarantee the signature(s) above.

           -----------------------------------------------------------------------   -------------------
           Dealer's Name                                                             Dealer Number

           -----------------------------------------------------------------------   -------------------
           Main Office Address                                                       Branch Number

           -----------------------------------------------------------------------   -------------------
           Representative's Name                                                     Rep. Number

                                                                                     (    )
           -----------------------------------------------------------------------   -------------------
           Branch Address                                                            Telephone Number

           -----------------------------------------------------------------------   -------------------
           Authorized Signature of Dealer                                            Date

The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or CSSI at the time of purchase on a form for this purpose as available from the Fund.

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CLASS B SHARES -- DEFERRED SALES CHARGE ALTERNATIVE

The Class B shares can be purchased at net asset value without an initial sales charge. However, if the Class B shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge (expressed as a percentage of the lesser of the current net asset value or original cost) which will vary according to the number of years from the purchase of Class B shares until the redemption of those shares. The amount of the contingent deferred sales charge on Class B shares is set forth below.

YEAR SINCE PURCHASE                                       CDSC
--------------------------------------------------------  ----

Less than 1 year........................................  5.0%
1 to 2 years............................................  4.0%
2 to 4 years............................................  3.0%
4 to 5 years............................................  2.0%
5 to 6 years............................................  1.0%
6 years or more.........................................  None

Class B shares are subject to higher distribution fees than Class A shares for a period of eight years (after which they convert to Class A shares). Shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eight anniversary of the purchase date.

The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

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CLASS C SHARES -- ASSET-BASED SALES CHARGE

The Class C shares can be purchased at net asset value without any initial sales charge. Unlike Class B shares, Class C shares do not automatically convert to Class A shares after eight years. The Class C shares incur higher distribution fees than Class A shares. The higher fees mean a higher expenses ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY CLASS C ACCOUNTS.

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GENERAL

In addition to the discount or commission paid to dealers, CSSI may from time to time pay additional cash or other incentives to dealers in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside of the United States. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

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APPLICATION OF THE CONTINGENT DEFERRED SALES CHARGE

Shares obtained from dividend or distribution reinvestment are not subject to the contingent deferred sales charge. The contingent deferred sales charge, if applicable, is deducted from the amount of the redemption. The contingent deferred sales charge will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the Statement of Additional Information for more information.

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REINSTATEMENT PRIVILEGE

If a shareholder redeems Class A shares and then decides to reinvest them, the shareholder may, within 120 calendar days of the date of redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales charge, all or any part of the investment in Class A shares of the Fund. If a shareholder redeems Class A shares and the redemption was subject to a contingent deferred sales charge, the shareholder may reinstate all or any part of the investment in shares of the same class of the Fund within 120 calendar days of the date of redemption and receive a credit for the applicable contingent deferred sales charge paid. Such investment will be reinstated at the net asset value per share established as of the close of trading on the New York Stock Exchange on the day the request is received. The transfer agent must be informed that the purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE FUND'S MINIMUM INITIAL INVESTMENT AMOUNT MUST BE MET AT THE TIME OF REINSTATEMENT.

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PURCHASE OF SHARES

The minimum initial investment to open a shareholder account of any class is $1,000. The minimum amount for subsequent investments in any class is $250. The Fund's shares may be purchased through authorized dealers or directly through CSSI, the Fund's principal underwriter. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through CSSI, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

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INITIAL PURCHASE BY WIRE

1. Telephone toll free from any continental state: (800) 437-9912. Give the name of the Fund, the Class(es) of shares, name(s) in which shares are to be registered, address, social security or tax identification number (where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. A wire reference control number will be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds ($1,000 or more per Class purchased) to the Custodian:

  The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA # 910-2-733012
  Attn: Cohen & Steers Equity Income Fund, Inc.
  For further credit to: (Account name)
  Account Number:
  Wire Reference Control #:

3. Complete the Subscription Agreement located in the center of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

  Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208

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ADDITIONAL PURCHASES BY WIRE

1. Telephone toll free from any continental state: (800) 437-9912. Give the name of the Fund, the Class(es) of shares, the account number, the amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. A wire reference control number will be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds to the Custodian (minimum: $250 per Class purchased or, if greater, the amount necessary to increase the value of the investor's account of a Class to $1,000):

  The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA # 910-2-733012
  Attn: Cohen & Steers Equity Income Fund, Inc.
  For further credit to: (Account Name)
  Account Number:
  Wire Reference Control #:

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INITIAL PURCHASE BY MAIL

1. Complete the Subscription Agreement located in the center of this Prospectus.

2. Mail the Subscription Agreement and a check for $1,000 or more per Class purchased, payable to the Fund, to the Transfer Agent at the address set forth above.

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ADDITIONAL PURCHASES BY MAIL

1. Make a check payable to the Fund (minimum: $250 per Class purchased or, if greater, the amount necessary to increase the value of the investor's account of a Class to $1,000). Write the shareholder's Fund account number and the Class of shares to be purchased on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the Transfer Agent at the address set forth above.

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PURCHASES THROUGH DEALERS

Investors may purchase the Fund's shares through selected securities dealers with whom CSSI has sales agreements. A prospective investor may obtain additional Subscription

Agreements from such authorized dealers. For a list of authorized dealers, please contact the Fund at (800) 437-9912.

Financial service firms that do not have a sales agreement with CSSI also may place orders for purchases of the Fund's shares, but may charge the investor a transaction fee in addition to the applicable sales load.

Authorized dealers and financial service firms are responsible for promptly transmitting purchase orders to CSSI.

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PURCHASES THROUGH CSSI

Shares of the Fund may be purchased through CSSI by mailing a check made payable to Cohen & Steers Equity Income Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers Equity Income Fund, Inc. c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-9915. CSSI will deduct any applicable sales charge from the investor's payment.

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AUTOMATIC INVESTMENT PLAN

The Fund's automatic investment plan (the 'Plan') provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of Subscription Agreement included with this prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or phone.

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EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers as well as for shares of Cohen & Steers Vista Cash Management Fund, subject to the applicable contingent deferred charge, if any. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange these shares for Fund shares, subject to the applicable Fund initial sales charge, if any.

An exchange of shares pursuant to the exchange privilege may result in a shareholder realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. A shareholder wishing to utilize the exchange privilege should read the prospectus of the fund whose shares are being acquired. Certain dealers may limit or prohibit the right of shareholders to utilize the exchange privilege.

The Fund reserves the right to limit or terminate the exchange privilege as to any shareholder who makes exchanges more than four times a year. The Fund can modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice. There is no special charge for the exchange privilege. For additional information concerning exchanges, or to effect exchanges, contact the Fund at (800) 437-9912.

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REDEMPTION OF SHARES

Upon receipt by the Transfer Agent of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value, less any applicable contingent deferred sales charge. See 'Determination of Net Asset Value.'

Shareholders may redeem either through authorized dealers, by telephone, or through Chase. Shares held in the dealer's 'street name' must be redeemed through the dealer.

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REDEMPTIONS THROUGH DEALERS

Shareholders who have an account with an authorized dealer may submit a redemption request to such dealer. Authorized dealers are responsible for promptly transmitting redemption requests to CSSI. Dealers may impose a charge for handling redemption transactions placed through them and may have particular requirements concerning redemptions. Accordingly, shareholders should contact their authorized dealers for more information.

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REDEMPTION BY TELEPHONE

You may submit redemption requests by telephone by calling Chase Global Funds Services Company at (800) 437-9912 and requesting that the proceeds be directed as indicated in the Subscription Agreement. Requests for redemption made by telephone will be accepted if a proper redemption request is received prior to 4:00 p.m., Eastern time. Shares will be redeemed at the net asset value determined as of the close of trading on the New York Stock Exchange on that day. If a proper request is received after 4:00 p.m. Eastern time, the shares will be redeemed as of the scheduled close of trading on the New York Stock Exchange on the next business day. You may not make a redemption request by telephone if the proceeds are to be wired or mailed to a bank account number or address other than the one specified on the Subscription Agreement. Such requests must be in writing accompanied by a signature guarantee. If you would like to change your wiring instructions or the address to which your check should be mailed, your written notification must be signed by all of the account's registered shareholders, accompanied by a signature guarantee and sent to Chase Global Funds Services Company, at the address listed above. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by Chase Global Funds Services Company. Telephone redemption privileges may be modified or suspended without notice during periods of drastic economic or market changes. TELEPHONE REDEMPTION PRIVILEGES MAY BE MODIFIED OR TERMINATED AT ANY TIME BY THE FUND UPON 30 DAYS' NOTICE TO SHAREHOLDERS.

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REDEMPTION BY MAIL

Shares may be redeemed by submitting a written request for redemption to the Transfer Agent:

 Chase Global Funds Services Company
  P.O. Box 2798
  Boston, Massachusetts 02208-9915

  Attn: Cohen & Steers Equity Income
         Fund, Inc.

A written redemption request must (i) state the number of shares or dollar amount to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Chase Global Funds Services Company together with a redemption request. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by Chase Global Funds Services Company. Chase Global Funds Services Company may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). A redemption request will not be deemed to be properly received until Chase Global Funds Services Company receives all required documents in proper form.

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OTHER REDEMPTION INFORMATION

Checks for redemption proceeds will normally be mailed within five business days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been collected, which may take up to 15 days or more. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission (the 'SEC') has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.

The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

The Fund reserves the right to redeem upon not less than 30 days' written notice the shares in an account that has a value of $1,000 or less as the result of voluntary redemption. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

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DIVIDENDS AND DISTRIBUTIONS

The Fund's policy will be to make quarterly distributions from investment company taxable income of the Fund. Net capital gains (net long-term capital gain in excess of net short-term capital loss), if any, are expected to be distributed at least annually. Investment company taxable income of the Fund consists of all of the Fund's taxable income other than the excess, if any, of net long-term capital gain over net short-term capital loss, reduced by deductible expenses of the Fund. The expenses of each class of shares of the Fund are accrued each day. In addition, the Fund currently expects that a portion of its dividends will consist of amounts in excess of investment company taxable income derived from non-taxable components of the cash flow from the real estate underlying the Fund's portfolio investments. These amounts would be considered a return of capital and thus would not be subject to current taxation. To the extent practicable, the Fund will attempt to pay quarterly distributions to shareholders of each class of shares at a constant rate, which may be adjusted from time to time by the Fund's Board of Directors, although there can be no assurance that it will be able to do so. In order to maintain such quarterly distributions, short-term capital gains, and amounts representing a return of the shareholder's capital, may from time to time be included in quarterly distributions. See 'Taxation.'

Dividends paid by the Fund, if any, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution and service fees applicable to Class B or Class C shares will be borne exclusively by that class.

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TAXATION

The following discussion is intended for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions under applicable state or local law.

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FEDERAL INCOME TAXES

The Fund intends to elect and qualify annually to be treated as a regulated investment company under the Code. To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.

Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Each year the Fund will notify shareholders of the tax status of dividends and distributions.

Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Further information relating to tax consequences is contained in the Statement of Additional Information.

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STATE AND LOCAL TAXES

Fund distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Fund.

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ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

Fund was incorporated on July 3, 1997 as a Maryland corporation and is authorized to issue 200,000,000 shares of common stock, $.001 par value (the 'Common Stock'). The authorized shares of the Fund are currently divided into three classes designated Class A Common Stock, Class B Common Stock and Class C Common Stock. The Fund's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of the Fund's Common Stock. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each of the Fund's shares has equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares of the Fund when duly issued will be fully paid and nonassessible. The rights of the holders of shares of Common Stock may not be modified except by the vote of a majority of the shares outstanding. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives, or additional classes of shares.

The Fund is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

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CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

Chase, which has its principal business address at One Chase Manhattan Plaza, New York, New York 10081-1000, has been retained to act as Custodian of the Fund's investments and to serve as the Fund's transfer and dividend disbursing agent. Chase has retained its wholly-owned subsidiary, Chase Global Funds Services Company, to provide transfer and dividend disbursing agency services to the Fund. Neither Chase nor Chase Global Funds Services Company has any role in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

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REPORTS TO SHAREHOLDERS

The fiscal year of the Fund ends on December 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by the Fund's independent accountants, is sent to shareholders each year.

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PERFORMANCE INFORMATION

From time to time, the Fund may advertise its 'average annual total return', which is computed separately for Class A, Class B and Class C shares, over various periods of time. Each total return figure shows the average percentage change in value of an investment in the specified class of shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of such class' shares and assumes that any income dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of that class of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering 'average' total return figures for periods longer than one year, investors should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use 'aggregate' total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). For the Class A shares, each type of total return will be calculated assuming the deduction of the maximum sales commission of 4.50% and the reinvestment of all income dividends and capital gains distributions.

Advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare the Fund's performance to various indices.

It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine the Fund's performance.

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ADDITIONAL INFORMATION

Any shareholder inquiries may be directed to the Fund at the address or telephone number listed on the back cover of this Prospectus. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. (http://www.sec.gov).

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APPENDIX A: DESCRIPTION OF BOND RATINGS
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MOODY'S RATINGS

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to payment of principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of attaining any real investment standing.

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S&P's RATINGS

Bonds rated AA by S&P have a very strong capacity to pay interest and differ only in a small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and have an extremely strong capacity to pay interest and principal. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

S&P's BBB rated bonds are regarded as having adequate capacity to pay interest and principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

____________________________________         ___________________________________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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                               TABLE OF CONTENTS

                                                                                                             PAGE
                                                                                                             ----

Fee Table..................................................................................................    2
Financial Highlights.......................................................................................    4
Investment Objectives and Policies.........................................................................    5
Investment Techniques......................................................................................    9
Management of the Fund.....................................................................................   11
Determination of Net Asset Value...........................................................................   15
Sales Charges..............................................................................................   15
Purchase of Shares.........................................................................................   20
Exchange Privilege.........................................................................................   22
Redemption of Shares.......................................................................................   23
Dividends and Distributions................................................................................   25
Taxation...................................................................................................   25
Organization and Description of Capital Stock..............................................................   26
Custodian and Transfer and Dividend Disbursing Agent.......................................................   27
Reports to Shareholders....................................................................................   27
Performance Information....................................................................................   27
Additional Information.....................................................................................   28
Appendix A: Description of Bond Ratings....................................................................   29

                                     [Logo]

                             ----------------------
                                   PROSPECTUS
                             ----------------------

                               INVESTMENT ADVISER
                    COHEN & STEERS CAPITAL MANAGEMENT, INC.
                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                           TELEPHONE: (212) 832-3232
                                 TRANSFER AGENT
                      CHASE GLOBAL FUNDS SERVICES COMPANY
                                 73 TREMONT ST.
                        BOSTON, MASSACHUSETTS 02108-3913
                           TELEPHONE: (800) 437-9912
                                 MARCH 1, 1998

____________________________________         ___________________________________

                                     [Logo]

                                757 Third Avenue
                            New York, New York 10017
                                 (212) 832-3232
--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 1, 1998

   Cohen & Steers Equity Income Fund, Inc. (the 'Fund') is a non-diversified, open-end management investment company that seeks to achieve high current income through investment in real estate securities. Capital appreciation is a secondary objective. Under normal circumstances, the Fund will invest at least
65% of its total assets in the equity securities of real estate companies. Up to
  35% of the Fund's total assets may be invested in debt securities issued or guaranteed by real estate companies. The Fund may also invest in options, financial futures and currency contracts. There can be no assurance that the
Fund will achieve its investment objectives. Cohen & Steers Capital Management,
  Inc. serves as investment adviser (the 'Adviser' or 'Cohen & Steers') to the
                                     Fund.

 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED
  FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MARCH 1, 1998 (THE 'PROSPECTUS'). THIS STATEMENT OF ADDITIONAL INFORMATION
  CONTAINS ADDITIONAL AND MORE DETAILED INFORMATION THAN THAT SET FORTH IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, ADDITIONAL
COPIES OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY WRITING OR CALLING THE FUND AT
                 THE ADDRESS AND TELEPHONE NUMBER GIVEN ABOVE.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                                                PAGE
                                                                                                ----

Investment Restrictions and Policies..........................................................    1

Investment Techniques.........................................................................    2

Management of the Fund........................................................................    6

Determination of Net Asset Value..............................................................   12

Redemption of Shares..........................................................................   13

Contingent Deferred Sales Charges.............................................................   13

Portfolio Transactions and Brokerage..........................................................   15

Taxation......................................................................................   16

Organization and Description of Capital Stock.................................................   22

Principal Underwriter.........................................................................   23

Custodian and Transfer and Dividend Disbursing Agent..........................................   23

Performance Information.......................................................................   23

Legal Matters.................................................................................   25

Accountants...................................................................................   25

Financial Statements..........................................................................   25

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INVESTMENT RESTRICTIONS AND POLICIES

Cohen & Steers Equity Income Fund, Inc. (the 'Fund') is a registered open-end management investment company. The fundamental investment objectives and the general investment policies and investment techniques are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

(1) Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

(2) Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

(3) Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

(4) Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities:

(5) Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

(6) Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

(7) Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933);

(8) Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

(9) Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

(10) Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

(11) Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

(12) Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

(13) Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

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FUNDAMENTAL INVESTMENT RESTRICTIONS

The Investment Objectives and Policies set forth in the Prospectus and the Investment Restrictions numbered 1 through 6 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the Investment Company Act of 1940, as amended (the '1940 Act'), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority' means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 7 through 13 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

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INVESTMENT TECHNIQUES

The following sections provide expanded discussion of several of the types of investments and investment techniques which may be used by the Fund.

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REAL ESTATE INVESTMENT TRUSTS

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of securities issued by equity REITs.

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FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for nonhedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of the transactions if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

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OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the investment adviser are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

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FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward foreign currency exchange contracts ('forward contracts') to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that is sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ('foreign currency futures'). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of currency futures will usually depend on the investment adviser's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

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MANAGEMENT OF THE FUND

The directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such director and officer is also a director or officer of Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies sponsored by the Adviser, and Cohen & Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., both of which are open-end investment companies sponsored by the Adviser.

                                                          PRINCIPAL OCCUPATIONS DURING THE PAST
        NAME AND ADDRESS                 OFFICE                      FIVE  YEARS
---------------------------------  -------------------  ----------------------------------------------
*Robert H. Steers ...............  Director, Chairman   Chairman of Cohen & Steers Capital Management,
   757 Third Avenue                and Secretary           Inc., the Fund's investment adviser.
   New York, New York                                      Chairman and President of Cohen & Steers
   Age: 44                                                 Securities, Inc.
*Martin Cohen ...................  Director, President  President of Cohen & Steers Capital
   757 Third Avenue                and Treasurer           Management, Inc., the Fund's investment
   New York, New York                                      adviser. Vice President of Cohen & Steers
   Age: 48                                                 Securities, Inc.
Gregory C. Clark ................  Director             Principal of Wellspring Management Group.
   376 Mountain Laurel Drive
   Aspen, Colorado
   Age: 50
George Grossman .................  Director             Attorney at law.
   17 Elm Place
   Rye, New York
   Age: 43

                                                            PRINCIPAL OCCUPATIONS DURING THE PAST
        NAME AND ADDRESS                 OFFICE                         FIVE YEARS
---------------------------------  -------------------  ----------------------------------------------
Jeffrey H. Lynford ..............  Director             Chairman of Wellsford Group Inc. since 1986
   610 Fifth Avenue                                        and of Wellsford Real Properties, Inc.
   New York, New York                                      since 1992. Mr. Lynford is also an Emeritus
   Age: 49                                                 Trustee of the National Trust for Historic
                                                           Preservation.
Willard H. Smith Jr. ............  Director             Board member Essex Property Trust, Inc.,
   7 Slayton Drive                                         Highwoods Properties, Inc., Realty Income
   Short Hills, New Jersey                                 Corporation and Willis Lease Finance
   Age: 60                                                 Corporation. Managing director at Merrill
                                                           Lynch & Co., Equity Capital Markets
                                                           Division from 1983 to 1995.
Elizabeth O. Reagan .............  Vice President       Senior Vice President of Cohen & Steers
   757 Third Avenue                                        Capital Management, Inc., the Fund's
   New York, New York                                      investment adviser, since 1996 and prior to
   Age: 34                                                 that Vice President of Cohen & Steers
                                                           Capital Management, Inc.
Adam Derechin ...................  Vice President and   Vice President of Cohen & Steers Capital
   757 Third Avenue                Assistant Treasurer     Management, Inc., the Fund's investment
   New York, New York                                      adviser, since 1995. Administrator to Cohen
   Age: 33                                                 & Steers Capital Management, Inc. since
                                                           1993. Prior to that studied at the
                                                           University of Maryland at College Park.

------------
 * Directors who are 'interested persons' of the Fund, as defined in the Investment Company Act of 1940.

The Directors of the Fund who are employees of the Adviser or officers or employees of any of its affiliates receive no remuneration from the Fund. Each of the other Directors is paid an annual retainer of $5,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings.

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COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

The following table sets forth information regarding compensation of Directors by the Fund and by the fund complex of which the Fund is a part for the fiscal year ended December 31, 1997. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. Neither the Fund nor any other fund in the fund complex of which the Fund is a part provides compensation in the form of pension or retirement benefits to any of its directors. In the Column headed 'Total Compensation From Registrant and Fund Complex Paid to Directors,' the number in parentheses indicates the total number of boards in the fund complex on which the Director serves.

                               Compensation Table
                      Fiscal Year Ended December 31, 1997

                                                                       TOTAL
                                                                   COMPENSATION
                                                                  FROM REGISTRANT
                                                 AGGREGATE           AND FUND
                                               COMPENSATION       COMPLEX PAID TO
         NAME OF PERSON, POSITION             FROM REGISTRANT        DIRECTORS
------------------------------------------    ---------------     ---------------
Gregory C. Clark*, Director...............        $ 2,833             $31,458(5)
Martin Cohen**, Director and President....              0                   0(5)
George Grossman*, Director................          2,833              31,458(5)
Jeffrey H. Lynford*, Director.............          2,833              31,458(5)
Willard H. Smith Jr.*, Director...........          2,833              31,458(5)
Robert H. Steers**, Director and
   Chairman...............................              0                   0(5)

------------
 * Member of the Audit Committee.

** 'Interested person,' as defined in the Investment Company Act of 1940, of the Fund because of the affiliation with Cohen & Steers Capital Management, Inc., the Fund's investment adviser.

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ADVISER AND INVESTMENT ADVISORY AGREEMENT

Cohen & Steers, a registered investment adviser, was formed in 1986 and specializes in the management of real estate securities portfolios. Its current clients include pension plans of leading corporations, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies and Cohen & Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., both of which are open-end investment companies. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Adviser on the basis of their ownership of the Adviser's stock.

Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being sold there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

Pursuant to an investment advisory agreement (the 'Advisory Agreement'), the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

Under the Advisory Agreement, the Fund will pay the Adviser a monthly management fee in an amount equal to 1/12th of 0.75% of the average daily value of the net assets of the Fund. During the period from September 2, 1997 (commencement of operations) through December 31, 1997, the Adviser received a management fee from the Fund in the amount of $45,083.

The Adviser also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Adviser is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Adviser or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Adviser or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Adviser or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

The Advisory Agreement was approved on August 13, 1997 by the Fund's Directors, including a majority of the Directors who are not interested persons as defined in the Investment Company Act of 1940, as amended (the '1940 Act') of the Fund or the Adviser and by the sole initial shareholder of the Fund on August 13, 1997.

The Advisory Agreement continues in effect from year to year, provided that its continuance is specifically approved annually by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement is terminable without penalty by the Fund on 60 days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of its Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

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ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser has also entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Adviser performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including prospectus and statement of additional information, for the purpose of filings with the Securities and Exchange Commission and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Adviser has caused the Fund to retain Chase Manhattan Bank ('Chase') as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including determining the Fund's net asset value and preparing such figures for publication, maintaining certain of the Fund's books and records that are not maintained by the Adviser, custodian or transfer agent, preparing financial information for the Fund's income tax returns, proxy statements, quarterly and annual shareholders reports, and Commission filings, and responding to shareholder inquiries. Under the Administration Agreement, the Adviser remains responsible for monitoring and overseeing the performance by Chase of its obligations to the Fund under its agreement with the Fund, subject to the overall authority of the Fund's Board of Directors.

Under the terms of the Administration Agreement, the Fund pays Chase a monthly administration fee at the annual rate of 0.08% on the first $500 million of the Fund's average daily net assets and at lower rates on net assets in excess of that amount. Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108, a wholly-owned subsidiary of Chase, has been retained by Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'

During the period from September 2, 1997 (commencement of operations) through December 31, 1997, the Adviser received adminstration fees from the Fund in the amount of $1,196, and Chase received sub-administration fees from the Fund in the amount of $19,972.

The Sub-Administration Agreement is terminable by either party on 60 days' written notice to the other. The Sub-Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Administrator, or of reckless disregard of its obligations thereunder, Chase shall not be liable for any action or failure to act in accordance with its duties thereunder.

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DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company's Board and approved by its shareholders. Under the Distribution Plan, the Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ('payee(s)') for shareholder accounts ('qualified accounts') as to which a payee has rendered distribution assistance services to shareholders at annual rates of 0.25%, 0.75% and 0.75% of the average net asset value of the Fund attributable to the Class A shares, the Class B shares and the Class C shares, respectively. Substantially all such monies are paid by CSSI to payees for their distribution assistance with any remaining amounts being used to partially defray other expenses (including interest and other financing costs in the case of Class B shares) incurred by CSSI in distributing Fund shares. In addition to the amounts required by the Distribution Plan, CSSI may, in its discretion, pay additional amounts from its own resources. Beginning with the second year after an investment is made, payees receive an annual distribution assistance payment of 0.25% of the average daily net asset value attributable to shares for which the payee provides services. This fee is paid quarterly in arrears. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders.

The Distribution Plan became effective on September 2, 1997 with respect to Class A shares and was amended as of January 6, 1998 to permit the distribution of Class B and Class C shares. During the period from September 2, 1997 (commencement of operations) through December 31, 1997, with respect to the Class A shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $13,370, which constituted 0.25% of the Fund's average daily net assets attributable to the Class A shares during the period. Of the $13,370 paid by the Fund under the Distribution Plan, with respect to the Class A shares, $0 was spent on advertising, $0 was spent on the printing and mailing of prospectuses for persons other than current shareholders, $13,370 was spent for compensation to broker-dealers and other financial intermediaries (including $13,370 for compensation to sales personnel and $0 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investments and the assistance payments received by such banks under the Distribution Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Distribution Plan for activities not primarily intended to result in the sale of Fund shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Distribution Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

Under the Distribution Plan, the Fund's Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the disinterested Directors are at the discretion of the disinterested Directors currently in office.

The Distribution Plan and related agreements were duly approved by the shareholders and may be terminated at any time by a vote of the shareholders or by vote of the disinterested Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Directors, and by the vote of a majority of the disinterested Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the disinterested Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the NASD, CSSI is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

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DETERMINATION OF NET ASSET VALUE

Net asset value per share of each class is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to materially affect the Fund's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Years' Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (collectively, the 'Holidays'). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Martin Luther King, Jr. Day, Columbus Day and Veteran's Day, nor on any of the Holidays.

For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

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REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as described in the Prospectus under 'Determination of Net Asset Value' less any applicable contingent deferred sales charge on redemptions of Class B shares made within six years of purchase and on certain redemptions of Class A and Class C shares made within 12 months following purchases without a sales charge), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in kind portfolio securities that are not readily marketable.

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CONTINGENT DEFERRED SALES CHARGES

CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining, the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

CLASS B SHARES

Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the contingent deferred sales charge on the Class B shares are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, including payments to dealers and other financial intermediaries for selling Class B shares and interest and other financing costs associated with the Class B shares.

In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the fund originally purchased by the shareholder.

The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the 'Code'), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder's Class B shares, such Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for CSSI to have been compensated for distribution expenses incurred in the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under 'Contingent Deferred Sales Charges -- Class B Shares.' In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Adviser's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Adviser may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.

For the period September 2, 1997 (commencement of operations) through December 31, 1997, the Fund paid a total of $123,606 in brokerage commissions with respect to portfolio transactions aggregating $66,166,853. Of such amount, $73,422 in brokerage commissions with respect to portfolio transactions aggregating $28,682,288 was placed with brokers or dealers who provide research and investment information. The Fund's portfolio turnover rate for the fiscal period ended December 31, 1997 was 87.2%.

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TAXATION
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TAXATION OF THE FUND

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) for taxable years beginning before January 1, 1998, derive less than 30% of its gross income from the sale or other disposition of certain assets (namely (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months (this restriction will not be applicable beginning in 1998);
(c) diversify its holding so that, at end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Funds intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

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DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net value of a share of the Fund on the reinvestment date.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

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SALE OF SHARES

Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

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ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price

(the 'original issue discount') each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if the Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

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MARKET DISCOUNT BONDS

Gains derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

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OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium is received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Fund may invest are 'Section 1256 contracts.' Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ('60-40'); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are 'marked-to-market' (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in 'straddles' for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

A Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. In many cases, the Fund is required to recognize gain (but not loss) upon entering into a short sale with respect to an appreciated security that the Fund owns, as though the Fund constructively sold the security at the time of entering into the short sale.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain 'appreciated financial positions' if the Fund enters into a short sale, offsetting notational principal contract, futures or forward contract transactions with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the fund will recognize gain at that time as though it had closed the short sale. Future regulations may supply similar treatment to other transactions with respect to property that becomes substantially worthless.

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CURRENCY FLUCTUATIONS -- 'SECTION 988' GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as 'Section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

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INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in real estate investment trusts ('REITs') that hold residual interests in real estate mortgage investment conduits ('REMICs'). Under existing Treasury regulations, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Adviser does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

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PASSIVE FOREIGN INVESTMENT COMPANIES

If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any 'excess distribution' with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Alternatively, the Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual dispostion of the stock would be reported as ordinary loss to the extent of any net marked-to-market gains reported in prior years.

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FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

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BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

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FOREIGN SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ('foreign shareholder') depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see 'Taxation -- Investments in Real Estate Investment Trusts' above)), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See 'Taxation -- Backup Withholding,' above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign shareholder held more than 5% of the shares of the Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entited to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

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OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

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ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

The Fund was incorporated on July 3, 1997 as a Maryland corporation and is authorized to issue 200,000,000 shares of Common Stock, $.001 par value. The authorized shares of the Fund are currently divided into three classes designated Class A Common Stock, Class B Common Stock and Class C Common Stock. The Fund's shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distributions and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.

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PRINCIPAL UNDERWRITER

Cohen & Steers Securities, Inc., an affiliate of the Adviser, serves as the principal underwriter of the shares of the Fund. Cohen & Steers Securities, Inc. is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

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CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

Chase, which has its principal business at 770 Broadway, New York, New York 10003 has been retained to act as Custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. Chase Global Funds Services Co., a wholly-owned subsidiary of Chase, has been retained by Chase to provide the Fund's transfer and dividend disbursing agency services and serves as the Fund's Transfer and Dividend Disbursing Agent. Chase Global Funds Services Co. has its principal business at 73 Tremont Street, Boston, Massachusetts 02108-3913. Neither Chase nor Chase Global Funds Services Co. determines the investment policies of the Fund or decides which securities the Fund will buy or sell.

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PERFORMANCE INFORMATION

From time to time, the Fund may quote the Fund's total return in advertisements or in reports and other communications to shareholders. Total return will be calculated separately for Class A, Class B and Class C shares. The performance of each class of shares will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and such class' operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

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AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                P(1 + T)'pp'n = ERV

Where:         P  =      a hypothetical initial payment of $1,000
               T  =      average annual total return
               n  =      number of years
             ERV  =      Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or
                         10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming payment of the maximum sales charge and reinvestment of all dividends and distributions.

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AGGREGATE TOTAL RETURNS

The Fund's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula.

                        AGGREGATE TOTAL RETURN = ERV - P
                                                 -------
                                                    P

Where:          P =      a hypothetical initial payment of $1,000.
              ERV =      Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or
                         10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming payment of the maximum sales charge and reinvestment of all dividends and distributions.

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YIELD

Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


            a - b
        2[( ----- + 1)'pp'6 - 1]
             cd

Where:        a   =      dividends and interest earned during the period,
              b   =      expenses accrued for the period (net of reimbursements),
              c   =      the average daily number of shares outstanding during the period that were entitled to receive dividends, and
              d   =      the maximum offering price per share on the last day of the period.

In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

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LEGAL MATTERS

Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Dechert Price & Rhoads, 30 Rockefeller Center, New York, New York 10112.

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ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019 have been appointed as independent accountants for the Fund.

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FINANCIAL STATEMENTS

The Fund's audited financial statements for the year ended December 31, 1997, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Fund's Annual Report dated December 31, 1997.

                           STATEMENT OF DIFFERENCES


The dagger symbol shall be expressed as....................................`D'

Characters normally expressed as superscript shall be preceded by..........'pp'